Subsequent Events (Details Narrative) - Subsequent Event [Member] - $ / shares	7 Months Ended
	Jul. 28, 2021	Jul. 21, 2021
Quarterly Unit Cash Distribution From May 12, 2021 to August 11, 2021 [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Distribution Made To Limited Partner And General Partner Announcement Date		Jul. 21, 2021
Distributions paid, Per unit		$ 0.5625
Distribution Made To Limited And General Partner Distribution Date		Aug. 12, 2021
Distribution Made To Limited And General Partner Date Record		Aug. 05, 2021
Quarterly Unit Cash Distribution From May 22, 2021 to August 21, 2021 [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Distribution Made To Limited Partner And General Partner Announcement Date	Jul. 28, 2021
Distributions paid, Per unit	$ 0.546875
Distribution Made To Limited And General Partner Distribution Date	Aug. 23, 2021
Distribution Made To Limited And General Partner Date Record	Aug. 16, 2021